COSTS OF SALES (Tables)	12 Months Ended
Dec. 31, 2020
COSTS OF SALES
Schedule of Costs of Sales

	2020	2019	2018
Direct costs of sales	(14,058)	(14,919)	(13,683)
Indirect costs of sales	(9,225)	(8,990)	(8,583)
Total costs of sales	(23,283)	(23,909)	(22,266)